SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Short and long-term debt for the company as of December 31, 2021 and 2020, is detailed in the table below:

(in thousands of $)	2021	2020
U.S. dollar denominated floating rate debt
$250 Million Term Loan Facility	220,313	232,813
$50 million term loan under $100 Million Facility	44,080	46,711
Flex Rainbow Sale and Leaseback	131,906	139,781
$629 Million Term Loan Facility	613,512	513,200
Flex Amber Sale and Leaseback	147,712	156,400
Total U.S. dollar floating rate debt	1,157,523	1,088,905

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	271,381	283,643
Flex Volunteer Sale and Leaseback	159,448	—
Total U.S. dollar denominated fixed rate debt	430,829	283,643

U.S. dollar denominated revolving credit facilities
$70 million revolving tranche under $100 Million Facility	64,080	46,711
Total U.S. dollar denominated revolving credit facilities	64,080	46,711

Total debt	1,652,432	1,419,259
Less
Current portion of debt	(85,879)	(68,340)
Long-term portion of debt issuance costs	(14,606)	(13,906)
Long-term debt	1,551,947	1,337,013

Schedule of Capital Commitments
Capital commitments relating to our long-term debt obligations as of December 31, 2021 as detailed in the table below:

(in thousands of $)
2022	85,879
2023	86,965
2024	363,354
2025	329,314
2026	79,716
Thereafter	707,204
Total	1,652,432